STAFF COSTS (Tables)	12 Months Ended
Dec. 31, 2024
STAFF COSTS
Schedule of staff costs and average number of employees

USDm	2024	2023	2022
Total staff costs
Staff costs included in operating expenses	9.6	8.6	7.7
Staff costs included in administrative expenses	77.3	69.3	42.0
Total	86.9	77.9	49.7

Staff costs comprise the following
Wages and salaries	47.3	46.9	38.8
Share-based compensation	30.3	23.0	2.9
Pension costs	4.2	3.8	3.3
Other social security costs	0.4	1.4	1.5
Other staff costs	4.7	2.8	3.2
Total	86.9	77.9	49.7

Average number of permanent employees
Seafarers	109	105	100
Land-based	498	468	386
Total	607	573	486

Schedule of key management personnel compensation

USD '000	2024	2023	2022
Non-Executive Board and Committee remuneration, short term
Christopher H. Boehringer	212	214	210
David N. Weinstein	217	219	207
Göran Trapp	163	164	155
Annette Malm Justad	163	164	155
Total	755	761	727
NOTE 5 – continued

USD '000	Salary	Taxable benefits	Annual performance bonus	Share-based payment	Total
Executive Management remuneration
Jacob Meldgaard
2022, TORM A/S¹⁾	1,040	39	593	—	1,672
2022, TORM plc¹⁾	72	—	—	439	511
2023, TORM A/S¹⁾	1,119	40	1,277	—	2,436
2023, TORM plc¹⁾	77	—	—	4,383	4,460
2024, TORM A/S¹⁾	1,141	40	1,233	—	2,414
2024, TORM plc¹⁾	76	—	—	5,530	5,606
¹⁾ Paid by legal entity as noted.

Disclosure of number and weighted average exercise prices of other equity instruments	LTIP element of CEO Jacob Meldgaard's remuneration package 2024:

	Ordinary	Ordinary	Retention	Ordinary
Grant Date	23-Mar-22	29-Mar-23	29-Mar-23	07-Mar-24
RSU LTIP grant¹⁾	255,200	255,200	300,000	255,200
Exercise price per share	DKK 58.00	DKK 220.60	USD 0.01	USD 258.40
RSU grant value assuming 100% vesting	USD 0.5m	USD 2.5m	USD 10.7m	USD 1.9m
¹⁾ LTIP award is fixed by the Board of Directors and was communicated via company announcement no. 9 dated March 23, 2022, announcement no.9 dated March 29, 2023 and announcement no.9 dated March 7, 2024, therefore there is no minimum or maximum for 2022, 2023 and 2024.

Schedule of reconciliation number of other equity instruments	The program comprises the following number of shares in TORM plc:

Number of shares (1,000)	2024	2023	2022
Outstanding as of January 01	4,417.7	2,424.0	2,372.9
Granted during the period¹⁾	1,506.4	3,136.6	1,393.0
Exercised during the period	(1,345.4)	(1,137.6)	(1,078.0)
Expired/forfeited during the period	(122.1)	(5.3)	(263.9)
Outstanding as of December 31	4,456.6	4,417.7	2,424.0

Exercisable as of December 31	—	—	—
¹⁾ Includes additional 36,259 RSUs granted in 2024 to adjust for the impact of dividends on the share price in accordance with the original terms of the grant. No modifications to the terms of the grant in the RSU program have occurred.